Recoverable taxes (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [Line Items]
Recoverable taxes	R$ 163,248	R$ 153,316
Current	163,248	153,316
Non-current	0	0
Prepayments of income taxes (IRPJ and CSLL)
Subclassifications of assets, liabilities and equities [Line Items]
Recoverable taxes	142,708	146,636
Contributions over revenue (PIS and COFINS)
Subclassifications of assets, liabilities and equities [Line Items]
Recoverable taxes	19,453	5,654
Other recoverable taxes
Subclassifications of assets, liabilities and equities [Line Items]
Recoverable taxes	R$ 1,087	R$ 1,026